Investment Managers Series Trust
803 W. Michigan Street
Milwaukee, Wisconsin  53233

July 30, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund, each a series of the Trust (the “Funds”) does not differ from that contained in Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed electronically on July 26, 2013.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1360.

Sincerely,

/s/ JOY AUSILI
Joy Ausili
Investment Managers Series Trust